Convertible Notes Payable (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Interest on convertible notes	$ 40,753	$ 15,881	$ 22,765	$ 8,531
Interest on related party loans			0	2,010
Amortization of derivative discounts	59,556	306,442	366,653	340,961
Loss on default provisions			25,500	0
Interest on credit cards	1,484	0	369	0
Total interest expense	$ 101,793	$ 322,323	$ 415,287	$ 351,502